SECURTER SYSTEMS INC (Details 1) - CAD ($)	8 Months Ended	12 Months Ended
	Sep. 08, 2020	Dec. 31, 2019
Accounting, Audit And Legal	$ 5,720	$ 67,837
Advertising And Promotion	0	74,669
Consulting Fees	12,739	16,200
Development Costs	97,579	0
Exchange Rate Loss	2,371	0
Interest And Bank Charges	297	137
General And Adminstration Expenses	2,700	0
Salaries	6,231	0
Total Expenses	$ 127,637	$ 158,843